Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Continuing operations
Revenue	$ 31,824	$ 26,521	$ 18,550
Cost of revenue	7,915	7,711	8,402
Gross profit	23,909	18,810	10,148
Operating expenses:
Research and development	4,495	3,557	3,824
Selling and marketing	7,033	10,035	11,823
General and administrative	5,661	4,406	6,661
Impairment of goodwill		6,311	569
Total operating expenses	17,189	24,309	22,877
Operating profit (loss)	6,720	(5,499)	(12,729)
Financial expense	(514)	(786)	(531)
Financial income	795	196	477
Financial income (expense), net	281	(590)	(54)
Profit (loss) from continuing operations, before income tax	7,001	(6,089)	(12,783)
Tax benefit (expense)	(1,221)	482	327
Profit (loss) from continuing operations, net of income tax	5,780	(5,607)	(12,456)
Discontinued operations
Profit (loss) from discontinued operations, net of income tax		82	(695)
Net profit (loss) for the year	5,780	(5,525)	(13,151)
Other comprehensive income (loss) for the year
Change in the fair value of debt investments at fair value through OCI	(80)
Total comprehensive income (loss) for the year	$ 5,700	$ (5,525)	$ (13,151)
Basic profit (loss) per share:
Continuing operations (in Dollars per share)	$ 0.09	$ (0.14)	$ (0.39)
Discontinued operations (in Dollars per share)		0	(0.03)
Basic profit (loss) per share (in Dollars per share)	0.09	(0.14)	(0.42)
Diluted profit (loss) per share:
Continuing operations (in Dollars per share)	0.08	(0.14)	(0.39)
Discontinued operations (in Dollars per share)		0	(0.03)
Diluted profit (loss) per share (in Dollars per share)	$ 0.08	$ (0.14)	$ (0.42)